PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
T. Rowe Price
Equity Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.7%
Communication Services : 6.3%
19,136
Alphabet, Inc. - Class A
$ 4,651,962
1.6
14,699  Alphabet, Inc. - Class
C
3,579,941
1.3
45,860  Comcast Corp. - Class
A
1,440,921
0.5
2,445  Meta Platforms, Inc.
- Class A
1,795,559
0.6
89,248
News Corp. - Class A
2,740,806
1.0
1,550
T-Mobile US, Inc.
371,039
0.1
9,187  Verizon
Communications, Inc.
403,769
0.2
25,367
Walt Disney Co.
2,904,522
1.0
17,888,519
6.3
Consumer Discretionary : 4.1%
20,037
(1)
Amazon.com, Inc.
4,399,524
1.6
6,542
Home Depot, Inc.
2,650,753
0.9
68,104  Las Vegas Sands
Corp.
3,663,314
1.3
53,884
(1)
Mattel, Inc.
906,868
0.3
11,620,459
4.1
Consumer Staples : 7.9%
40,133
Colgate-Palmolive Co.
3,208,232
1.1
37,249
Conagra Brands, Inc.
682,029
0.2
6,330
Dollar General Corp.
654,205
0.2
183,600
Kenvue, Inc.
2,979,828
1.0
7,408
Keurig Dr Pepper, Inc.
188,978
0.1
36,652
Kimberly-Clark Corp.
4,557,310
1.6
22,610  Philip Morris
International, Inc.
3,667,342
1.3
20,231
Procter & Gamble Co.
3,108,493
1.1
38,556  Tyson Foods, Inc.
- Class A
2,093,591
0.7
15,112
Walmart, Inc.
1,557,443
0.6
22,697,451
7.9
Energy : 8.7%
16,745  Chesapeake Energy
Corp.
1,778,989
0.6
13,898
Chevron Corp.
2,158,220
0.8
41,291
ConocoPhillips
3,905,716
1.4
9,004
EOG Resources, Inc.
1,009,528
0.3
20,625
EQT Corp.
1,122,619
0.4
31,558
Exxon Mobil Corp.
3,558,164
1.2
9,900
Phillips 66
1,346,598
0.5
50,295
Schlumberger NV
1,728,639
0.6
39,146
(2)
South Bow Corp.
(CAD)
1,107,688
0.4
25,271
TC Energy Corp.
1,374,995
0.5
69,125
TotalEnergies SE
4,210,322
1.5
24,936
Williams Cos., Inc.
1,579,696
0.5
24,881,174
8.7
Financials : 22.5%
8,224
Allstate Corp.
1,765,282
0.6
42,372  American International
Group, Inc.
3,327,897
1.2
5,379  Apollo Global
Management, Inc.
716,859
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
81,730
Bank of America Corp.
$ 4,216,451
1.5
57,475
Charles Schwab Corp.
5,487,138
1.9
12,547
Chubb Ltd.
3,541,391
1.2
55,036
Citigroup, Inc.
5,586,154
2.0
34,751  Corebridge Financial,
Inc.
1,113,770
0.4
71,661  Equitable Holdings,
Inc.
3,638,946
1.3
65,430
Fifth Third Bancorp
2,914,906
1.0
12,837
(1)
Fiserv, Inc.
1,655,074
0.6
4,437
Global Payments, Inc.
368,626
0.1
19,326  Hartford Financial
Services Group, Inc.
2,577,895
0.9
171,536  Huntington
Bancshares, Inc.
2,962,427
1.0
17,664  JPMorgan Chase &
Co.
5,571,756
1.9
30,487
Loews Corp.
3,060,590
1.1
74,140
MetLife, Inc.
6,106,912
2.1
3,164
Morgan Stanley
502,949
0.2
13,433
State Street Corp.
1,558,362
0.5
66,658
US Bancorp
3,221,581
1.1
53,111
Wells Fargo & Co.
4,451,764
1.6
64,346,730
22.5
Health Care : 12.9%
24,291  AstraZeneca PLC,
ADR
1,863,605
0.7
21,958  Becton Dickinson and
Co.
4,109,879
1.4
5,235
(1)
Biogen, Inc.
733,319
0.3
25,999  Bristol-Myers Squibb
Co.
1,172,555
0.4
875
Cardinal Health, Inc.
137,340
0.1
9,295
Cigna Group
2,679,284
0.9
52,653
CVS Health Corp.
3,969,510
1.4
12,424
Elevance Health, Inc.
4,014,443
1.4
1,435
Humana, Inc.
373,344
0.1
6,715
Johnson & Johnson
1,245,095
0.4
26,300
Medtronic PLC
2,504,812
0.9
24,621
Merck & Co., Inc.
2,066,441
0.7
12,310
Sanofi
1,165,685
0.4
13,811
Sanofi, ADR
651,879
0.2
2,820
(1)
Thermo Fisher
Scientific, Inc.
1,367,756
0.5
7,489  UnitedHealth Group,
Inc.
2,585,952
0.9
217,500
Viatris, Inc.
2,153,250
0.8
41,857  Zimmer Biomet
Holdings, Inc.
4,122,914
1.4
36,917,063
12.9
Industrials : 13.2%
3,955
3M Co.
613,737
0.2
11,949
AGCO Corp.
1,279,380
0.5
17,940
(1)
Boeing Co.
3,871,990
1.4
80,524
CSX Corp.
2,859,407
1.0
3,622
Cummins, Inc.
1,529,824
0.5
3,296
Dover Corp.
549,872
0.2
38,238
Fortive Corp.
1,873,280
0.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,794
GE Aerospace
$ 3,547,871
1.2
16,869  L3Harris Technologies,
Inc.
5,151,961
1.8
1,968
Norfolk Southern Corp.
591,207
0.2
5,785  Rockwell Automation,
Inc.
2,022,031
0.7
13,859
Siemens AG, Reg
3,741,636
1.3
88,808
Southwest Airlines Co.
2,833,863
1.0
47,193  Stanley Black &
Decker, Inc.
3,507,856
1.2
7,808
Union Pacific Corp.
1,845,577
0.7
21,990  United Parcel Service,
Inc. - Class B
1,836,825
0.6
37,656,317
13.2
Information Technology : 9.1%
7,234  Accenture PLC - Class
A
1,783,905
0.6
732
(1)
Adobe, Inc.
258,213
0.1
9,466
(1)
Advanced Micro
Devices, Inc.
1,531,504
0.5
10,004
Applied Materials, Inc.
2,048,219
0.7
45,935
Intel Corp.
1,541,119
0.5
5,864
Microsoft Corp.
3,037,259
1.1
35,276
Qualcomm, Inc.
5,868,515
2.1
18,592
Ralliant Corp.
813,028
0.3
12,989
Salesforce, Inc.
3,078,393
1.1
53,172  Samsung Electronics
Co. Ltd.
3,187,679
1.1
1,561
TE Connectivity PLC
342,686
0.1
14,128
Texas Instruments, Inc.
2,595,738
0.9
26,086,258
9.1
Materials : 3.1%
2,928
Avery Dennison Corp.
474,834
0.2
39,019  CF Industries
Holdings, Inc.
3,500,004
1.2
80,044
International Paper Co.
3,714,041
1.3
15,313  West Fraser Timber
Co. Ltd.
1,040,978
0.4
8,729,857
3.1
Real Estate : 3.7%
1,808
CubeSmart
73,513
0.0
59,323
Equity Residential
3,839,978
1.3
63,878
Rayonier, Inc.
1,695,322
0.6
41,810  Rexford Industrial
Realty, Inc.
1,718,809
0.6
3,989
Sun Communities, Inc.
514,581
0.2
111,609
Weyerhaeuser Co.
2,766,787
1.0
10,608,990
3.7
Utilities : 6.2%
1,119
Alliant Energy Corp.
75,432
0.0
33,065
Ameren Corp.
3,451,324
1.2
25,112
Dominion Energy, Inc.
1,536,101
0.5
32,475
NextEra Energy, Inc.
2,451,538
0.9
9,511
PG&E Corp.
143,426
0.1
30,797
Sempra Energy
2,771,114
1.0
63,644
Southern Co.
6,031,542
2.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
15,616
Xcel Energy, Inc.
$ 1,259,430
0.4
17,719,907
6.2
Total Common Stock
(Cost $222,910,280)
279,152,725
97.7
PREFERRED STOCK : 0.9%
Consumer Discretionary : 0.4%
11,387
Volkswagen AG
1,234,237
0.4
Industrials : 0.5%
21,266
Boeing Co.
1,478,731
0.5
Total Preferred Stock
(Cost $2,511,845)
2,712,968
0.9
Total Long-Term
Investments
(Cost $225,422,125)
281,865,693
98.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 0.4%
22,018
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$22,021, collateralized
by various U.S.
Government
Securities, 0.000%-
4.000%, Market
Value plus accrued
interest $22,458, due
07/15/26-08/15/54)
22,018
0.0
41,476
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$41,481, collateralized
by various U.S.
Government
Securities, 4.125%-
4.500%, Market
Value plus accrued
interest $42,306, due
12/31/31-05/31/32)
41,476
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
57,345
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$57,352, collateralized
by various U.S.
Government
Securities, 0.000%-
6.625%, Market
Value plus accrued
interest $58,492, due
11/18/25-08/15/55)
$ 57,345
0.0
18,456
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$18,458, collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $18,825, due
10/23/25-08/15/55)
18,456
0.0
1,000,000
(3)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/30/2025, 4.290%,
due 10/01/2025
(Repurchase
Amount $1,000,118,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$1,018,129, due
10/15/26-02/15/54)
1,000,000
0.4
Total Repurchase
Agreements
(Cost $1,139,295)
1,139,295
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.6%
1,781,179
(4)
T. Rowe Price
Government
Reserve Fund, 4.150%
(Cost $1,781,179) $ 1,781,179 0.6
Total Short-Term
Investments
(Cost $2,920,474)
$ 2,920,474
1.0
Total Investments in
Securities
(Cost $228,342,599) $ 284,786,167 99.6
Assets in Excess of
Other Liabilities 1,006,894 0.4
Net Assets $ 285,793,061 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

VY
®
T. Rowe Price
Equity Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 17,888,519 $ — $ — $ 17,888,519
Consumer Discretionary 11,620,459 — — 11,620,459
Consumer Staples 22,697,451 — — 22,697,451
Energy 20,670,852 4,210,322 — 24,881,174
Financials 64,346,730 — — 64,346,730
Health Care 35,751,378 1,165,685 — 36,917,063
Industrials 33,914,681 3,741,636 — 37,656,317
Information Technology 22,898,579 3,187,679 — 26,086,258
Materials 8,729,857 — — 8,729,857
Real Estate 10,608,990 — — 10,608,990
Utilities 17,719,907 — — 17,719,907
Total Common Stock 266,847,403 12,305,322 — 279,152,725
Preferred Stock — 2,712,968 — 2,712,968
Short-Term Investments 1,781,179 1,139,295 — 2,920,474
Total Investments, at fair value $ 268,628,582 $ 16,157,585 $ — $ 284,786,167
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 67,683,141
Gross Unrealized Depreciation (11,239,573)
Net Unrealized Appreciation $ 56,443,568